REDEEMABLE CONVERTIBLE PREFERRED SHARES - Series A Preferred Shares activities (Details)		1 Months Ended	12 Months Ended	36 Months Ended
	Feb. 28, 2018	Mar. 31, 2018	Dec. 31, 2020 USD ($) shares	Dec. 31, 2020 CNY (¥)	Dec. 31, 2017 shares
Conversion Rights
Minimum percentage of shareholders approval needed to waive the foregoing pre-offering valuation and gross proceeds requirements | $			$ 1,000,000,000
Minimum market capitalization criteria for Qualified IPO | $			$ 100,000,000
Liquidation Preferences
Balance at beginning				¥ 237,844,515
Issuance of preferred shares				342,505,070
Foreign currency translation adjustment				47,712,689
Conversion to Ordinary Shares				(628,062,274)
Series A Preferred Shares
Conversion Rights
Conversion of Preferred Shares in to ordinary share | shares			1		1
Minimum percentage of shareholders approval needed to convert Preferred Shares into Ordinary Shares			0.67%
Minimum percentage of holders consent for qualified IPO			0.67%
Liquidation Preferences
Percentage of liquidation preference on preferred share issue price	150.00%	150.00%
Series A1 Redeemable Convertible Preferred Shares
Liquidation Preferences
Balance at beginning				130,684,003
Foreign currency translation adjustment				8,090,000
Conversion to Ordinary Shares				(138,774,003)
Series A-2 Redeemable Convertible Preferred Shares
Liquidation Preferences
Balance at beginning				39,205,192
Foreign currency translation adjustment				2,427,000
Conversion to Ordinary Shares				(41,632,192)
Series A-3 Redeemable Convertible Preferred Shares
Liquidation Preferences
Balance at beginning				67,955,320
Issuance of preferred shares				181,112,874
Foreign currency translation adjustment				21,651,035
Conversion to Ordinary Shares				(270,719,229)
Series B Preferred Shares
Conversion Rights
Conversion of Preferred Shares in to ordinary share | shares			1
Liquidation Preferences
Percentage of liquidation preference on preferred share issue price		150.00%
Issuance of preferred shares				161,392,196
Foreign currency translation adjustment				15,544,654
Conversion to Ordinary Shares				¥ (176,936,850)